Fair value of financial instruments - Significant unobservable inputs (Details) - Level 3 of fair value hierarchy [member]	Dec. 31, 2020 Points / shares	Dec. 31, 2019 Points / shares
Asset-backed securities [member] | Min [member] | Comparable pricing [member] | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Asset-backed securities [member] | Max [member] | Comparable pricing [member] | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	1.12	0.99
Non-asset-backed loans [member] | Min [member] | Discounted cash flow [member] | Inflation forwards / yield
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.05	0.06
Non-asset-backed loans [member] | Min [member] | Discounted cash flow [member] | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0032	0.0031
Non-asset-backed loans [member] | Min [member] | Discounted cash flow [member] | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.02	0.018
Non-asset-backed loans [member] | Min [member] | Discounted cash flow [member] | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Non-asset-backed loans [member] | Min [member] | Comparable pricing [member] | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Non-asset-backed loans [member] | Max [member] | Discounted cash flow [member] | Inflation forwards / yield
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.08	0.12
Non-asset-backed loans [member] | Max [member] | Discounted cash flow [member] | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0477	0.0624
Non-asset-backed loans [member] | Max [member] | Discounted cash flow [member] | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.03	0.1223
Non-asset-backed loans [member] | Max [member] | Discounted cash flow [member] | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	1.04	1.33
Non-asset-backed loans [member] | Max [member] | Comparable pricing [member] | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	1.37	1.23
Corporate debt [member] | Min [member] | Comparable pricing [member] | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Corporate debt [member] | Max [member] | Comparable pricing [member] | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	1.27	1
Other [member] | Min [member] | Discounted cash flow [member] | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0146	0.0126
Other [member] | Max [member] | Discounted cash flow [member] | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0483	0.0649
Interest rate derivatives [member] | Min [member] | Discounted cash flow [member] | Inflation forwards / yield
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.01	0.01
Interest rate derivatives [member] | Min [member] | Discounted cash flow [member] | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.17	0.41
Interest rate derivatives [member] | Min [member] | Comparable pricing [member] | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Interest rate derivatives [member] | Min [member] | Option model [member] | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0031	0.0047
Interest rate derivatives [member] | Min [member] | Option model [member] | Interest rate volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0006	0.0008
Interest rate derivatives [member] | Min [member] | Option model [member] | FX correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.3)	(0.3)
Interest rate derivatives [member] | Min [member] | Option model [member] | Correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.2)	(0.3)
Interest rate derivatives [member] | Max [member] | Discounted cash flow [member] | Inflation forwards / yield
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.03	0.03
Interest rate derivatives [member] | Max [member] | Discounted cash flow [member] | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	1,831	1,620
Interest rate derivatives [member] | Max [member] | Comparable pricing [member] | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0084	0.0037
Interest rate derivatives [member] | Max [member] | Option model [member] | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0227	0.019
Interest rate derivatives [member] | Max [member] | Option model [member] | Interest rate volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0489	0.0431
Interest rate derivatives [member] | Max [member] | Option model [member] | FX correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.78	0.78
Interest rate derivatives [member] | Max [member] | Option model [member] | Correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.99	1
Credit derivatives [member] | Min [member] | Discounted cash flow [member] | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0005	0.0072
Credit derivatives [member] | Min [member] | Comparable pricing [member] | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Credit derivatives [member] | Max [member] | Discounted cash flow [member] | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.048	0.02
Credit derivatives [member] | Max [member] | Comparable pricing [member] | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	1	1.55
Equity derivatives [member] | Min [member] | Discounted cash flow [member] | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.0225)	(0.05)
Equity derivatives [member] | Min [member] | Option model [member] | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.01	0.01
Equity derivatives [member] | Min [member] | Option model [member] | Correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.45)	(0.2)
Equity derivatives [member] | Max [member] | Discounted cash flow [member] | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.3	0.11
Equity derivatives [member] | Max [member] | Option model [member] | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	1.1	2
Equity derivatives [member] | Max [member] | Option model [member] | Correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	1	1